UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	166,130	$14,262,261
United Technologies Corp.	103,866	9,704,200

		$23,966,461

Automobiles — 0.7%
Honda Motor Co., Ltd.	147,278	$5,671,743

		$5,671,743

Beverages — 2.2%
Beam, Inc.	84,050	$5,340,537
Coca-Cola Co. (The)	335,932	13,585,090

		$18,925,627

Biotechnology — 4.9%
Celgene Corp.(1)	157,419	$18,246,436
Gilead Sciences, Inc.(1)	496,010	24,269,770

		$42,516,206

Capital Markets — 1.4%
Charles Schwab Corp. (The)	192,774	$3,410,172
Goldman Sachs Group, Inc. (The)	58,027	8,538,673

		$11,948,845

Chemicals — 3.1%
LyondellBasell Industries NV, Class A	139,045	$8,800,158
Monsanto Co.	156,779	16,560,566
PPG Industries, Inc.	13,561	1,816,360

		$27,177,084

Commercial Banks — 4.2%
PNC Financial Services Group, Inc.	151,102	$10,048,283
Regions Financial Corp.	982,098	8,043,383
Wells Fargo & Co.	486,077	17,979,988

		$36,071,654

Communications Equipment — 1.0%
QUALCOMM, Inc.	129,395	$8,662,995

		$8,662,995

Computers & Peripherals — 2.4%
Apple, Inc.	47,035	$20,819,102

		$20,819,102

Consumer Finance — 1.5%
American Express Co.	190,953	$12,881,689

		$12,881,689

Security	Shares	Value
Diversified Financial Services — 5.3%
Bank of America Corp.	1,074,076	$13,082,246
Citigroup, Inc.	373,190	16,509,926
JPMorgan Chase & Co.	343,986	16,325,575

		$45,917,747

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	118,985	$4,365,560
Verizon Communications, Inc.	293,157	14,408,666

		$18,774,226

Electric Utilities — 2.8%
American Electric Power Co., Inc.	48,419	$2,354,616
Duke Energy Corp.	65,511	4,755,443
Edison International	103,463	5,206,258
PPL Corp.	162,448	5,086,247
Southern Co. (The)	153,691	7,211,182

		$24,613,746

Electrical Equipment — 1.4%
Emerson Electric Co.	210,973	$11,787,062

		$11,787,062

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	240,517	$3,206,092

		$3,206,092

Energy Equipment & Services — 1.7%
Cameron International Corp.(1)	53,741	$3,503,913
Halliburton Co.	280,534	11,336,379

		$14,840,292

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	84,923	$9,011,180

		$9,011,180

Food Products — 2.8%
Hershey Co. (The)	86,446	$7,566,618
Kraft Foods Group, Inc.	137,608	7,090,940
Mondelez International, Inc., Class A	313,380	9,592,562

		$24,250,120

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	190,727	$6,736,478
Covidien PLC	147,025	9,974,176

		$16,710,654

Health Care Providers & Services — 0.6%
Express Scripts Holding Co.(1)	92,895	$5,355,397

		$5,355,397

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	129,361	$12,895,998

		$12,895,998

Security	Shares	Value
Household Products — 3.5%
Colgate-Palmolive Co.	127,405	$15,037,612
Procter & Gamble Co.	199,928	15,406,452

		$30,444,064

Industrial Conglomerates — 3.7%
Danaher Corp.	233,877	$14,535,456
General Electric Co.	750,112	17,342,589

		$31,878,045

Insurance — 2.0%
ACE, Ltd.	94,373	$8,396,366
Aflac, Inc.	164,378	8,550,943

		$16,947,309

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(1)	67,425	$17,968,088
Netflix, Inc.(1)	6,882	1,303,520

		$19,271,608

Internet Software & Services — 4.4%
eBay, Inc.(1)	274,615	$14,889,625
Google, Inc., Class A(1)	29,033	23,053,073

		$37,942,698

IT Services — 6.5%
Accenture PLC, Class A	210,160	$15,965,855
International Business Machines Corp.	110,453	23,559,625
Teradata Corp.(1)	134,812	7,887,850
Visa, Inc., Class A	53,170	9,030,393

		$56,443,723

Machinery — 1.0%
Deere & Co.	104,137	$8,953,699

		$8,953,699

Media — 3.7%
Comcast Corp., Class A	381,345	$16,020,303
Walt Disney Co. (The)	287,907	16,353,118

		$32,373,421

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	105,470	$3,491,057

		$3,491,057

Multi-Utilities — 0.6%
Sempra Energy	69,500	$5,555,830

		$5,555,830

Multiline Retail — 2.5%
Dollar General Corp.(1)	280,141	$14,169,532
Macy’s, Inc.	179,029	7,490,573

		$21,660,105

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.2%
Alpha Natural Resources, Inc.(1)	594,902	$4,884,145
Anadarko Petroleum Corp.	79,015	6,909,862
Chevron Corp.	101,277	12,033,733
ConocoPhillips	152,165	9,145,117
EOG Resources, Inc.	55,743	7,139,006
Exxon Mobil Corp.	73,547	6,627,320
HollyFrontier Corp.	62,476	3,214,390
Marathon Oil Corp.	162,714	5,486,716
Occidental Petroleum Corp.	152,613	11,960,281
Phillips 66	182,012	12,735,380

		$80,135,950

Pharmaceuticals — 6.0%
AbbVie, Inc.	154,944	$6,318,616
Allergan, Inc.	131,661	14,697,318
Johnson & Johnson	139,372	11,362,999
Pfizer, Inc.	681,966	19,681,539

		$52,060,472

Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc.	54,354	$6,885,021
Boston Properties, Inc.	65,336	6,602,856

		$13,487,877

Road & Rail — 1.6%
Union Pacific Corp.	97,312	$13,858,202

		$13,858,202

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp., Class A	63,776	$2,211,114

		$2,211,114

Software — 2.6%
Microsoft Corp.	526,642	$15,067,228
Oracle Corp.	243,690	7,880,934

		$22,948,162

Specialty Retail — 0.7%
Home Depot, Inc. (The)	85,761	$5,984,403

		$5,984,403

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	171,616	$10,127,060

		$10,127,060

Tobacco — 1.2%
Philip Morris International, Inc.	115,251	$10,684,922

		$10,684,922

Total Common Stocks (identified cost $618,027,257)		$872,463,641

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	443	$1,500	4/5/13	$35,440
S&P 500 Index	446	1,515	4/12/13	130,455
S&P 500 Index	438	1,500	4/20/13	151,110
S&P 500 Index	439	1,510	4/26/13	272,180
S&P 500 Index FLEX	444	1,455	4/1/13	11
S&P 500 Index FLEX	443	1,490	4/3/13	2,904
S&P 500 Index FLEX	445	1,500	4/8/13	34,537
S&P 500 Index FLEX	445	1,505	4/10/13	60,742
S&P 500 Index FLEX	447	1,500	4/15/13	100,498
S&P 500 Index FLEX	438	1,510	4/17/13	153,712
S&P 500 Index FLEX	439	1,510	4/22/13	216,244
S&P 500 Index FLEX	442	1,510	4/24/13	243,083

Total Put Options Purchased (identified cost $3,519,692)				$1,400,916

Total Investments — 100.9% (identified cost $621,546,949)				$873,864,557

Call Options Written — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	443	$1,570	4/5/13	$(327,820)
S&P 500 Index	446	1,580	4/12/13	(280,980)
S&P 500 Index	438	1,575	4/20/13	(516,840)
S&P 500 Index	439	1,590	4/26/13	(331,445)
S&P 500 Index FLEX	444	1,546	4/1/13	(1,045,861)
S&P 500 Index FLEX	443	1,567	4/3/13	(392,857)
S&P 500 Index FLEX	445	1,572	4/8/13	(418,984)
S&P 500 Index FLEX	445	1,580	4/10/13	(311,442)
S&P 500 Index FLEX	447	1,574	4/15/13	(529,596)
S&P 500 Index FLEX	438	1,580	4/17/13	(435,585)
S&P 500 Index FLEX	439	1,586	4/22/13	(406,916)
S&P 500 Index FLEX	442	1,587	4/24/13	(419,897)

Total Call Options Written (premiums received $3,684,668)				$(5,418,223)

Other Assets, Less Liabilities — (0.3)%				$(2,330,215)

Net Assets — 100.0%				$866,116,119

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$625,757,350

Gross unrealized appreciation	$252,369,302
Gross unrealized depreciation	(4,262,095)

Net unrealized appreciation	$248,107,207

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
4/30/13	Japanese Yen 540,338,688	United States Dollar 5,720,291	Credit Suisse International	$(20,831)

Written options activity for the fiscal year to date ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,562	$4,805,536
Options written	17,138	12,016,521
Options terminated in closing purchase transactions	(14,630)	(11,309,393)
Options expired	(2,761)	(1,827,996)

Outstanding, end of period	5,309	$3,684,668

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Equity Price: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Options Purchased	$1,400,916	$—
Equity Price	Options Written	—	(5,418,223)

		$1,400,916	$(5,418,223)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(20,831)

		$—	$(20,831)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$102,312,595	$5,671,743	$—	$107,984,338
Consumer Staples	93,315,913	—	—	93,315,913
Energy	94,976,242	—	—	94,976,242
Financials	137,255,121	—	—	137,255,121
Health Care	116,642,729	—	—	116,642,729
Industrials	90,443,469	—	—	90,443,469
Information Technology	152,233,886	—	—	152,233,886
Materials	30,668,141	—	—	30,668,141
Telecommunication Services	18,774,226	—	—	18,774,226
Utilities	30,169,576	—	—	30,169,576
Total Common Stocks	$866,791,898	$5,671,743 *	$—	$872,463,641
Put Options Purchased	$589,185	$811,731	$—	$1,400,916
Total Investments	$867,381,083	$6,483,474	$—	$873,864,557

Liability Description
Call Options Written	$(1,457,085)	$(3,961,138)	$—	$(5,418,223)
Forward Foreign Currency Exchange Contracts	—	(20,831)	—	(20,831)
Total	$(1,457,085)	$(3,981,969)	$—	$(5,439,054)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row , III
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013